Cover	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	VALNEVA SE
Entity Central Index Key	0001836564
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Document Period End Date	Mar. 31, 2025